TETON Westwood Mighty Mites Fund
Schedule of Investments—June 30, 2022 (Unaudited)

Shares
Market
Value
COMMON STOCKS — 96 .5%
Aerospace and Defense — 5 .4%
516,500 Aerojet Rocketdyne Holdings Inc. † ................. $ 20,969,900
136,960 Allied Motion Technologies Inc. ....................... 3,128,166
151,000 Avio SpA ............................................................ 1,740,645
106,000 Innovative Solutions and Support Inc. † ........... 763,200
7,000 Kratos Defense & Security Solutions Inc. † ...... 97,160
65,000 Park Aerospace Corp. ........................................ 829,400
27,528,471
Agriculture — 0 .8%
215 J.G. Boswell Co. .................................................. 199,950
232,000 Limoneira Co. .................................................... 3,268,880
464,000 S&W Seed Co. † .................................................. 468,640
3,937,470
Automotive — 1 .6%
38,660 Rush Enterprises Inc. , Cl. A .............................. 1,863,412
98,240 Rush Enterprises Inc. , Cl. B ............................... 4,873,686
10,000 Sonic Automotive Inc. , Cl. A ............................. 366,300
12,000 TravelCenters of America Inc. † ........................ 413,640
65,000 Wabash National Corp. ..................................... 882,700
8,399,738
Automotive: Parts and Accessories — 2 .6%
304,993 Commercial Vehicle Group Inc. † ...................... 1,781,159
47,500 Dana Inc. ............................................................ 668,325
12,190 Gentherm Inc. † .................................................. 760,778
355,000 Modine Manufacturing Co. † ............................ 3,738,150
18,000 Motorcar Parts of America Inc. † ....................... 236,160
80,000 Puradyn Filter Technologies Inc. † .................... 8
48,028 Standard Motor Products Inc. .......................... 2,160,780
110,560 Strattec Security Corp. † ..................................... 3,665,064
20,500 Titan International Inc. † .................................... 309,550
13,319,974
Aviation: Parts and Services — 2 .8%
203,000 Astronics Corp. † ................................................ 2,064,510
23,896 Astronics Corp. , Cl. B † ...................................... 229,641
180,540 Ducommun Inc. † ............................................... 7,770,442
139,830 Kaman Corp. ...................................................... 4,369,687
14,434,280
Broadcasting — 1 .5%
415,000 Beasley Broadcast Group Inc. , Cl. A † ............... 531,200
295,145 Dish TV India Ltd. , GDR † ................................. 59,029
241,120 Gray Television Inc. ........................................... 4,072,517
86,293 Gray Television Inc. , Cl. A ................................ 1,366,415
32,000 Sinclair Broadcast Group Inc. , Cl. A ................. 652,800
150,000 Townsquare Media Inc. , Cl. A † ........................ 1,228,500
7,910,461
Building and Construction — 2 .7%
20,000 Armstrong Flooring Inc. † .................................. 5,570
95,500 Gibraltar Industries Inc. † .................................. 3,700,625
5,500 Granite Construction Inc. .................................. 160,270
6,000 Herc Holdings Inc. ............................................. 540,900
22,700 MYR Group Inc. † ............................................... 2,000,551
74,170 The Monarch Cement Co. ................................. 7,565,340
13,973,256
Business Services — 2 .8%
2,277 American Airlines Group Inc. † ......................... 28,872
15,000 comScore Inc. † ................................................... 30,900
340,000 Diebold Nixdorf Inc. † ........................................ 771,800
4,100 Du-Art Film Laboratories Inc. † ........................ 266,500
Shares
Market
Value
13,500 IAA Inc. † ............................................................ $ 442,395
19,780 ICF International Inc. ........................................ 1,879,100
31,800 KAR Auction Services Inc. † .............................. 469,686
183,000 MoneyGram International Inc. † ....................... 1,830,000
261,000 PFSweb Inc. † ...................................................... 3,069,360
45,000 Team Inc. † .......................................................... 33,448
2,280,000 Trans-Lux Corp. † (a) .......................................... 816,468
53,160 Viad Corp. † ........................................................ 1,467,748
112,000 Willdan Group Inc. † .......................................... 3,088,960
14,195,237
Communications — 0 .3%
151,000 Comtech Telecommunications Corp. ............... 1,369,570
Communications Equipment — 0 .7%
52,500 Anterix Inc. † ....................................................... 2,156,175
5,000 Edgio Inc. † .......................................................... 11,550
170,000 Extreme Networks Inc. † .................................... 1,516,400
3,684,125
Computer Software and Services — 2 .2%
4,000 Agilysys Inc. † ..................................................... 189,080
722,821 Alithya Group Inc. , Cl. A † ................................ 1,741,999
144,000 American Software Inc. , Cl. A .......................... 2,327,040
45,000 Avid Technology Inc. † ....................................... 1,167,750
14,000 Cardlytics Inc. † .................................................. 312,340
45,000 DHI Group Inc. † ................................................ 223,650
135,000 Digi International Inc. † ..................................... 3,269,700
10,000 Materialise NV , ADR † ....................................... 136,200
137,000 Mitek Systems Inc. † ........................................... 1,265,880
45,000 Otonomo Technologies Ltd. † ............................ 48,600
30,000 Playstudios Inc. † ................................................ 128,400
1,000 Tyler Technologies Inc. † .................................... 332,480
11,143,119
Consumer Products — 2 .2%
55,000 Acme United Corp. ............................................ 1,741,850
60,000 Bassett Furniture Industries Inc. ....................... 1,087,200
700,000 Goodbaby International Holdings Ltd. † .......... 90,100
5,000 Johnson Outdoors Inc. , Cl. A ............................ 305,800
256,175 Lifetime Brands Inc. .......................................... 2,828,172
400,000 Marine Products Corp. ...................................... 3,804,000
13,500 MarineMax Inc. † ................................................ 487,620
11,000 Nautilus Inc. † ..................................................... 19,250
29,020 Oil-Dri Corp. of America .................................. 889,463
5,700 PC Group Inc. † .................................................. 1
2,300,000 Playmates Holdings Ltd. ................................... 196,386
11,449,842
Consumer Services — 0 .4%
152,000 1-800-Flowers.com Inc. , Cl. A † ......................... 1,445,520
64,000 Bowlin Travel Centers Inc. † .............................. 321,600
3,500 Carriage Services Inc. ........................................ 138,775
1,905,895
Diversified Industrial — 13 .0%
134,016 Ampco-Pittsburgh Corp. † ................................. 518,642
228,000 Burnham Holdings Inc. , Cl. A (a) ...................... 3,254,700
38,500 Chase Corp. ........................................................ 2,995,685
79,300 Columbus McKinnon Corp. .............................. 2,249,741
214,400 Distribution Solutions Group Inc. † .................. 11,018,016
89,500 Graham Corp. .................................................... 619,340
342,313 Griffon Corp. ...................................................... 9,595,033
18,700 Haulotte Group SA † .......................................... 76,525
2,200 Hyster-Yale Materials Handling Inc. ................ 70,884

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
220,000 Intevac Inc. † ....................................................... $ 1,064,800
12,500 John Bean Technologies Corp. .......................... 1,380,250
168,000 L.B. Foster Co. , Cl. A † ........................................ 2,162,160
8,000 MSA Safety Inc. .................................................. 968,560
760,870 Myers Industries Inc. ......................................... 17,294,575
42,000 Napco Security Technologies Inc. † ................... 864,780
200,047 Park-Ohio Holdings Corp. ................................ 3,172,746
19,500 RWC Inc. † ........................................................... 43,875
15,000 Standex International Corp. .............................. 1,271,700
93,000 Steel Partners Holdings LP † ............................. 3,903,675
302,000 Tredegar Corp. ................................................... 3,020,000
115,000 Twin Disc Inc. † ................................................... 1,041,900
66,587,587
Educational Services — 0 .1%
95,000 Universal Technical Institute Inc. † ................... 677,350
Electronics — 5 .5%
147,000 Arlo Technologies Inc. † ..................................... 921,690
23,700 Badger Meter Inc. .............................................. 1,917,093
152,300 Bel Fuse Inc. , Cl. A (a) ........................................ 3,317,094
249,580 CTS Corp. ........................................................... 8,498,199
46,000 Daktronics Inc. † ................................................. 138,460
30,000 IMAX Corp. † ...................................................... 506,700
35,400 Kimball Electronics Inc. † ................................... 711,540
5,000 Mesa Laboratories Inc. ...................................... 1,019,700
20,800 Methode Electronics Inc. ................................... 770,432
593,000 Schmitt Industries Inc. † (a) ................................ 2,312,700
114,500 Stoneridge Inc. † ................................................. 1,963,675
103,000 Ultra Clean Holdings Inc. † ............................... 3,066,310
186,000 Ultralife Corp. † .................................................. 846,300
70,000 Vishay Precision Group Inc. † ........................... 2,039,100
28,028,993
Energy and Utilities: Natural Gas — 0 .6%
9,180 Chesapeake Utilities Corp. ............................... 1,189,269
27,108 Corning Natural Gas Holding Corp. ............... 667,670
54,310 RGC Resources Inc. ........................................... 1,035,692
3,500 Unitil Corp. ........................................................ 205,520
3,098,151
Energy and Utilities: Services — 0 .3%
213,833 Alvopetro Energy Ltd. ...................................... 990,091
24,000 Dawson Geophysical Co. † ................................ 32,160
60,000 RPC Inc. † ............................................................ 414,600
6,500 Subsea 7 SA , ADR .............................................. 51,805
1,488,656
Energy and Utilities: Water — 2 .1%
34,926 Artesian Resources Corp. , Cl. A ....................... 1,717,311
10,000 Cadiz Inc. † .......................................................... 23,300
23,600 California Water Service Group ....................... 1,310,980
61,000 Consolidated Water Co. Ltd. ............................ 884,500
30,000 Energy Recovery Inc. † ....................................... 582,600
6,752 Middlesex Water Co. ......................................... 592,015
62,304 SJW Group ......................................................... 3,888,393
43,007 The York Water Co. ............................................ 1,738,773
10,737,872
Entertainment — 0 .5%
108,000 Borussia Dortmund GmbH & Co. KGaA † ....... 404,953
1,500 Canterbury Park Holding Corp. ....................... 38,805
61,000 GAN Ltd. † .......................................................... 180,560
Shares
Market
Value
534,555 Sportech plc ........................................................ $ 161,377
27,500 World Wrestling Entertainment Inc. , Cl. A ..... 1,718,475
2,504,170
Environmental Control — 1 .0%
65,300 Casella Waste Systems Inc. , Cl. A † ................... 4,746,004
15,000 Primo Water Corp. ............................................. 200,700
4,946,704
Equipment and Supplies — 4 .8%
17,000 AZZ Inc. ............................................................. 693,940
72,266 CIRCOR International Inc. † .............................. 1,184,440
169,500 Core Molding Technologies Inc. † ..................... 1,557,705
110,000 Federal Signal Corp. .......................................... 3,916,000
52,000 Interpump Group SpA ...................................... 1,982,470
255,000 Kimball International Inc. , Cl. B ....................... 1,955,850
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 224,589
20,950 Powell Industries Inc. ........................................ 489,601
298,000 The Eastern Co. .................................................. 6,061,320
86,000 The Gorman-Rupp Co. ...................................... 2,433,800
67,100 The L.S. Starrett Co. , Cl. A † ............................... 471,042
154,000 Titan Machinery Inc. † ........................................ 3,451,140
33,000 TransAct Technologies Inc. † ............................. 133,320
24,555,217
Financial Services — 11 .6%
47,000 Allegiance Bancshares Inc. ................................ 1,774,720
2,000 Ameris Bancorp ................................................. 80,360
22,000 Atlantic American Corp. ................................... 58,740
41,744 Atlantic Union Bankshares Corp. ..................... 1,415,957
13,500 Berkshire Bancorp Inc. † .................................... 151,200
11,275 Berkshire Hills Bancorp Inc. ............................. 279,282
74 Burke & Herbert Bank and Trust Co. ............... 150,775
14,740 Cadence Bank .................................................... 346,095
81,800 Capital City Bank Group Inc. ........................... 2,281,402
10,000 Capitol Federal Financial Inc. ........................... 91,800
16,560 Citizens & Northern Corp. ................................ 400,255
5,000 ConnectOne Bancorp Inc. ................................. 122,250
28,300 Crazy Woman Creek Bancorp Inc. ................... 738,630
21,111 Dime Community Bancshares Inc. ................... 625,941
1,128 Farmers & Merchants Bank of Long Beach ..... 8,602,128
40,000 Farmers National Banc Corp. ........................... 600,000
26,440 First Internet Bancorp ........................................ 973,521
391,300 Flushing Financial Corp. ................................... 8,319,038
74,000 FNB Corp. .......................................................... 803,640
32,116 FS Bancorp Inc. .................................................. 922,050
44,000 GTY Technology Holdings Inc. † ...................... 275,440
10 Guaranty Corp. , Cl. A † ...................................... 55,000
27,300 HomeStreet Inc. ................................................. 946,491
9,030 Hope Bancorp Inc. ............................................. 124,975
115,000 I3 Verticals Inc. , Cl. A † ...................................... 2,877,300
17,000 ICC Holdings Inc. † ............................................ 279,990
62,500 KKR & Co. Inc. ................................................... 2,893,125
80,700 Legacy Housing Corp. † ..................................... 1,053,135
4,360 LendingTree Inc. † .............................................. 191,055
110,000 Medallion Financial Corp. ................................ 704,000
4,197 Northrim BanCorp Inc. ..................................... 168,971
19,390 OceanFirst Financial Corp. ............................... 370,931
11,000 Pacific Premier Bancorp Inc. ............................. 321,640
285,000 Post Holdings Partnering Corp. † ..................... 2,784,450
32,000 Primis Financial Corp. ....................................... 436,160
150,000 Pzena Investment Management Inc. , Cl. A ...... 988,500
33,651 Renasant Corp. ................................................... 969,485
2,989 Salisbury Bancorp Inc. ....................................... 141,141

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
26,500 Sandy Spring Bancorp Inc. ................................ $ 1,035,355
3,000 Seacoast Banking Corp. of Florida ................... 99,120
4,000 Security National Corp. ..................................... 520,000
73,000 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 1,197,930
6,750 Simmons First National Corp. , Cl. A ................ 143,505
72,010 Southern First Bancshares Inc. † ........................ 3,138,916
4,500 Southside Bancshares Inc. ................................. 168,390
22,000 Sprott Inc. ........................................................... 764,326
25,500 Territorial Bancorp Inc. ..................................... 531,675
5,700 Thomasville Bancshares Inc. ............................. 366,368
5,000 Towne Bank ....................................................... 135,750
10,010 TrustCo Bank Corp. NY .................................... 308,708
8,701 United Bankshares Inc. ..................................... 305,144
51,152 Valley National Bancorp ................................... 532,492
32,000 Value Line Inc. ................................................... 2,113,600
43,900 Washington Trust Bancorp Inc. ........................ 2,123,443
74,800 Waterstone Financial Inc. .................................. 1,275,340
79,260 Western New England Bancorp Inc. ................ 591,280
240,000 Wright Investors' Service Holdings Inc. † ........ 60,720
59,731,635
Food and Beverage — 2 .3%
84,600 Andrew Peller Ltd. , Cl. A .................................. 384,486
1,900 Bridgford Foods Corp. † .................................... 25,042
54,000 Calavo Growers Inc. .......................................... 2,252,880
134,000 Corby Spirit and Wine Ltd. , Cl. A .................... 1,795,758
371,000 Crimson Wine Group Ltd. † .............................. 2,648,940
472,000 Farmer Brothers Co. † ........................................ 2,213,680
1,650 Hanover Foods Corp. , Cl. A .............................. 94,050
300 Hanover Foods Corp. , Cl. B .............................. 23,400
21,000 Iwatsuka Confectionery Co. Ltd. ...................... 617,556
1,500 J & J Snack Foods Corp. ..................................... 209,490
1,400 John B Sanfilippo & Son Inc. ............................. 101,486
70,000 Premier Foods plc .............................................. 96,118
1,510 Rock Field Co. Ltd. ............................................ 16,160
4,600 Scheid Vineyards Inc. , Cl. A † ............................ 84,525
4,000 T. Hasegawa Co. Ltd. ........................................ 81,338
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 402,851
207,400 Vitasoy International Holdings Ltd. ................ 362,635
23,000 Willamette Valley Vineyards Inc. † .................... 144,210
11,554,605
Health Care — 6 .2%
55,000 Accuray Inc. † ..................................................... 107,800
22,000 Anika Therapeutics Inc. † .................................. 491,040
5,700 Boiron SA ........................................................... 246,100
86,660 Cardiovascular Systems Inc. † ........................... 1,244,438
9,000 CareDx Inc. † ....................................................... 193,320
6,500 Collegium Pharmaceutical Inc. † ....................... 115,180
185,000 Conformis Inc. † .................................................. 65,453
241,660 Cutera Inc. † ........................................................ 9,062,250
35,142 Electromed Inc. † ................................................ 338,769
62,000 Exelixis Inc. † ...................................................... 1,290,840
600 Heska Corp. † ..................................................... 56,706
195,000 InfuSystem Holdings Inc. † ................................ 1,877,850
21,730 Integer Holdings Corp. † ................................... 1,535,442
11,500 Invitae Corp. † .................................................... 28,060
5,500 LeMaitre Vascular Inc. ....................................... 250,525
25,000 Meridian Bioscience Inc. † ................................. 760,500
212,000 Neogen Corp. † ................................................... 5,107,080
60,500 NeoGenomics Inc. † ............................................ 493,075
Shares
Market
Value
60,000 Neuronetics Inc. † ............................................... $ 192,600
18,500 Omnicell Inc. † .................................................... 2,104,375
220,000 OPKO Health Inc. † ............................................ 556,600
21,000 Option Care Health Inc. † .................................. 583,590
62,700 Orthofix Medical Inc. † ....................................... 1,475,958
44,000 Paratek Pharmaceuticals Inc. † .......................... 84,920
1,500 STERIS plc .......................................................... 309,225
1,200 Surgalign Holdings Inc. † .................................. 4,092
50,000 SurModics Inc. † ................................................. 1,861,500
2,000 Targanta Therapeutics Corp., Escrow † (b) ....... 0
70,511 United-Guardian Inc. ........................................ 1,056,960
1,200 Utah Medical Products Inc. ............................... 103,080
22,000 Zealand Pharma A/S † ........................................ 287,648
31,884,976
Hotels and Gaming — 4 .5%
42,964 Bally's Corp. † ..................................................... 849,828
20,000 Boyd Gaming Corp. ........................................... 995,000
21,500 Caesars Entertainment Inc. † ............................. 823,450
4,190 Churchill Downs Inc. ........................................ 802,511
1,217,119 Full House Resorts Inc. † .................................... 7,400,083
194,000 Gambling.com Group Ltd. † .............................. 1,526,780
83,000 Genius Sports Ltd. † ........................................... 186,750
123,500 Golden Entertainment Inc. † .............................. 4,884,425
355,721 Inspired Entertainment Inc. † ............................ 3,062,758
232,000 PlayAGS Inc. † .................................................... 1,197,120
20,000 Rush Street Interactive Inc. † ............................. 93,400
72,500 The Marcus Corp. † ............................................ 1,070,825
22,892,930
Machinery — 3 .6%
219,000 Astec Industries Inc. .......................................... 8,930,820
4,400 DMG Mori AG ................................................... 188,589
476,037 Gencor Industries Inc. † ..................................... 4,836,536
4,980 Lindsay Corp. .................................................... 661,444
22,650 Tennant Co. ........................................................ 1,342,012
18,720 The Middleby Corp. † ........................................ 2,346,739
14,000 Williams Industrial Services Group Inc. † ........ 19,460
18,325,600
Manufactured Housing and Recreational Vehicles — 2 .6%
24,440 Cavco Industries Inc. † ....................................... 4,789,996
106,050 Nobility Homes Inc. .......................................... 2,969,400
73,500 Skyline Champion Corp. † ................................. 3,485,370
40,000 Winnebago Industries Inc. ................................ 1,942,400
13,187,166
Metals and Mining — 0 .1%
40,000 Osisko Gold Royalties Ltd. ............................... 403,356
400,000 Tanami Gold NL † .............................................. 12,425
415,781
Paper and Forest Products — 0 .1%
26,550 Keweenaw Land Association Ltd. .................... 570,825
Publishing — 0 .9%
50,000 ARC Document Solutions Inc. .......................... 131,500
9,000 DallasNews Corp. .............................................. 56,970
17,000 Lee Enterprises Inc. † ......................................... 322,830
341,900 The E.W. Scripps Co. , Cl. A † ............................. 4,263,493
4,774,793
Real Estate — 4 .4%
116,000 Ambase Corp. † .................................................. 24,360
115,300 Capital Properties Inc. , Cl. A ............................ 1,409,543
30,000 DREAM Unlimited Corp. , Cl. A ....................... 742,309

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
21,800 FRP Holdings Inc. † ............................................ $ 1,315,630
16,138 Gyrodyne LLC † ................................................. 193,817
6,200 Holobeam Inc. † .................................................. 198,400
241,193 Indus Realty Trust Inc. , REIT ............................ 14,317,216
289,269 Reading International Inc. , Cl. A † .................... 1,044,261
74,400 Reading International Inc. , Cl. B † ..................... 1,562,400
2,508 Royalty LLC † (b) ................................................. 255
100,000 Tejon Ranch Co. † ............................................... 1,552,000
465,000 Trinity Place Holdings Inc. † ............................. 469,650
22,829,841
Restaurants — 2 .6%
57,000 Denny's Corp. † .................................................. 494,760
220,734 Nathan's Famous Inc. (a) .................................... 12,928,390
13,423,150
Retail — 2 .0%
16,000 Big 5 Sporting Goods Corp. .............................. 179,360
5,000 Ethan Allen Interiors Inc. .................................. 101,050
48,240 Ingles Markets Inc. , Cl. A .................................. 4,184,820
21,000 Lands' End Inc. † ................................................ 223,020
33,000 La-Z-Boy Inc. ...................................................... 782,430
57,500 Movado Group Inc. ........................................... 1,778,475
1,000 PetMed Express Inc. .......................................... 19,900
2,328 Tuesday Morning Corp. † .................................. 838
133,000 Village Super Market Inc. , Cl. A ....................... 3,033,730
10,303,623
Specialty Chemicals — 1 .3%
72,840 Hawkins Inc. ...................................................... 2,624,425
3,500 Minerals Technologies Inc. ................................ 214,690
100,530 Navigator Holdings Ltd. † ................................. 1,134,984
106,100 Neo Performance Materials Inc. ....................... 1,024,567
33,000 Teraoka Seisakusho Co. Ltd. ............................. 89,505
66,900 The General Chemical Group Inc. † (b) ............. 0
192,174 Treatt plc ............................................................. 1,775,554
6,863,725
Telecommunications — 0 .4%
76,000 A10 Networks Inc. ............................................. 1,092,880
15,000 Frequency Electronics Inc. † .............................. 109,500
9,000 Iridium Communications Inc. † ......................... 338,040
30,000 Nuvera Communications Inc. ........................... 558,900
1,500 Preformed Line Products Co. ........................... 92,250
5,000 Shenandoah Telecommunications Co. ............. 111,000
2,302,570
Transportation — 0.0%
5,000 Patriot Transportation Holding Inc. ................. 37,200
TOTAL COMMON STOCKS ......................... 494,974,558
PREFERRED STOCKS — 0 .8%
Automotive: Parts and Accessories — 0 .1%
19,300 Jungheinrich AG ................................................ 420,689
Financial Services — 0 .7%
152,000 Steel Partners Holdings LP , Ser. A , 6.000% ,
02/07/26 ........................................................... 3,470,160
TOTAL PREFERRED STOCKS ....................... 3,890,849
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Food and Beverage — 0.0%
500 Seneca Foods Corp. , Ser. 2003
......................................................................... $ 27,770
MANDATORY CONVERTIBLE SECURITIES (c) — 0 .1%
Energy and Utilities — 0 .1%
15,095 Corning Natural Gas Holding Corp. , Ser. B ,
4.800% , 09/30/26 .............................................. 445,303
RIGHTS — 0.0%
Energy and Utilities: Services — 0.0%
85,500 Pineapple Energy Inc. , CVR † (b) ....................... 0
Health Care — 0.0%
8,000 Progenics Pharmaceuticals Inc. , CVR † (b) ........ 3,978
200,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 02/20/23 † (b) ......................................... 0
TOTAL RIGHTS ............................................... 3,978
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (b) .................. 652
Computer Software and Services — 0.0%
9,000 Otonomo Technologies Ltd. , expire 08/13/26 † 720
Diversified Industrial — 0.0%
47,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † ..... 19,599
Energy and Utilities: Natural Gas — 0.0%
144 PHI Group Inc. , expire 09/04/22 † ..................... 0
Energy and Utilities: Services — 0.0%
7,627 Weatherford International plc , expire
12/13/23 † ......................................................... 2,746
Health Care — 0.0%
8,737 Option Care Health Inc. , Cl. A , expire
07/27/25 † ......................................................... 27,897
8,737 Option Care Health Inc. , Cl. B , expire
07/27/25 † ......................................................... 23,146
Hotels and Gaming — 0.0%
3,667 Genius Sports Ltd. , expire 12/31/28 † ................ 1,614
TOTAL WARRANTS ....................................... 76,374
TOTAL MISCELLANEOUS
INVESTMENTS — 2 .6% (d) ......................... 13,400,555
TOTAL INVESTMENTS — 100.0%
(Cost $ 324,478,887 ) ......................................... $ 512,819,387
(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d) Represents previously undisclosed, unrestricted securities which the
Fund has held for less than one year.

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)

† Non-income producing security.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust